Long-term Debt - Bank Debt (Details)	Dec. 31, 2017 CAD bank	Dec. 31, 2016 CAD
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	CAD 3,600,000,000.0
Letter of credit amount outstanding	CAD 7,500,000	CAD 500,000
Maximum ratio of senior debt to EBITDA	3.5
Maximum ratio of total debt to EBITDA	4.0
Maximum ratio of senior debt to adjusted capital	0.55
Syndicated Unsecured Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	CAD 3,500,000,000
Number of banks | bank	14
Credit facility, accordion feature	CAD 500,000,000
Unsecured Operating Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	CAD 100,000,000
Number of banks | bank	1